Shareholder Fees - FIMMFunds-SelectComboPRO	May 30, 2023 USD ($)
FIMMFunds-SelectComboPRO | Fidelity Investments Money Market Government Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none